Investment and Fair Value Measurement (Details) - Schedule of quantitative information about the group’s level 3 fair value measurements of investment - Warrant [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation technique	Black-Scholes Model	Black-Scholes Model
Unobservable input	Estimated time to exit Historical Volatility	Estimated time to exit Historical Volatility
Range (weighted average)	6 months 122%	12-18 months 73% - 301%